Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2017 and 2016, were as follows:

December 31,	Useful Lives (Years)	2017	2016
(Dollars in millions)
Land	N/A	$36	$35
Buildings	20	297	297
Leasehold and land improvements	1-30	1,178	1,153
Cell site equipment	7-25	3,411	3,383
Switching equipment	5-8	988	976
Office furniture and equipment	3-5	389	420
Other operating assets and equipment	3-5	57	53
System development	1-7	1,060	1,217
Work in process	N/A	212	178
Total property, plant and equipment, gross		7,628	7,712
Accumulated depreciation and amortization		(5,308)	(5,242)
Total property, plant and equipment, net		$2,320	$2,470